CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Profit or loss [Abstract]
Revenue from royalty interests	$ 11,739	$ 5,882
Depletion on royalty interests	(2,240)	(2,509)
Gross profit	9,499	3,373
General and administrative expenses	(6,639)	(5,217)
Share-based payments	(2,924)	(2,632)
Loss from operations	(64)	(4,476)
Share of net income of Silverback	202	113
Mark-to-market gain (loss) on derivatives	(94)	493
Interest expense	(1,613)	(1,977)
Finance charges	(237)	(339)
Loss on extinguishment of convertible loan facility	(738)	0
Foreign exchange gain (loss)	(476)	612
Other income (expenses)	(552)	150
Loss before income taxes	(3,572)	(5,424)
Current income tax expense	(656)	(52)
Deferred income tax expense	(13)	0
Net loss and comprehensive loss	$ (4,241)	$ (5,476)
Earnings (loss) per share - basic	$ (0.05)	$ (0.06)
Earnings (loss) per share - diluted	$ (0.05)	$ (0.06)
Weighted average number of shares outstanding - basic	92,510,341	91,503,747
Weighted average number of shares outstanding - diluted	92,510,341	91,503,747